T.O. RICHARDSON TRUST

SECTOR ROTATION FUND

FOCUSED TREND FUND

Annual Report
October 31, 2001

(T.O. RICHARDSON COMPANY LOGO)

T.O. Richardson Trust

December 2001

Dear Fellow Shareholders,

  This calendar year has been extraordinarily difficult for equity investors. The T.O. Richardson Sector Rotation Fund and Focused Trend Fund have both been affected by the market decline. For most of the year the market has fallen steadily but experienced an accelerated decline after the September 11th disaster. Our funds have done better than the market during this period because we held significant levels of cash equivalents in the most difficult periods, particularly during the last quarter.

  There is no doubt this has been one of the toughest bear markets of the past thirty years, particularly for NASDAQ companies. The bear market will eventually come to an end, however, and in the past, the early stages after the end of a bear market provided the best opportunities for capital recovery and growth. Adhering to our strategies, T.O. Richardson continues to seek sectors and market index leaders that will drive the next positive market cycle. There has been a positive market move during November and early December, which we sense may be the first indication the economic recovery is not far off.

  We appreciate your patience and loyalty and have high expectations that this difficult period will soon be over.

   Sincerely,

   /s/Samuel Bailey, Jr.

   Samuel Bailey, Jr.
   President

T.O. Richardson Sector Rotation Fund

        Date             Sector Rotation Fund          S&P 500 Stock Index
        ----             --------------------          -------------------
     12/31/98*<F1>              10,000                        10,000
      1/31/99                   11,210                        10,418
      4/30/99                   11,261                        10,905
      7/31/99                   11,650                        10,887
     10/31/99                   12,130                        11,203
      1/31/00                   16,237                        11,495
      4/30/00                   17,715                        12,008
      7/31/00                   16,537                        11,863
     10/31/00                   17,190                        11,884
      1/31/01                   13,735                        11,391
      4/30/01                   11,879                        10,450
      7/31/01                   11,219                        10,163
     10/31/01                   10,600                         8,924

*<F1>  inception date

This chart assumes an initial investment of $10,000, made on 12/31/98 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the
addition of the non-recurring fee, the total return would be reduced.   Returns
shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in a small number of sectors and investors are exposed to the risk that a specific sector will fall rapidly in value. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                     FOR THE PERIOD ENDED OCTOBER 31, 2001

                                                YEAR             ANNUALIZED
                                               ENDED          SINCE INCEPTION
                                              10/31/01            12/31/98
                                              --------        ---------------

T.O. Richardson Sector Rotation Fund          (38.33)%             2.08%
Standard & Poor's 500 Stock Index             (24.90)%            (3.93)%

T.O. Richardson Focused Trend Fund

        Date              Focused Trend Fund           S&P 500 Stock Index
        ----              ------------------           -------------------
       10/3/00*<F2>             10,000                       10,000
      10/31/00                  10,130                        9,960
       1/31/01                   8,507                        9,547
       4/30/01                   8,156                        8,758
       7/31/01                   7,574                        8,517
      10/31/01                   7,272                        7,479

*<F2>  inception date

This chart assumes an initial investment of $10,000, made on 10/3/00 (inception). Performance reflects fee waivers and does not reflect a non-recurring early withdrawal fee of 1%. In the absence of fee waivers and the addition of the non-recurring fee, the total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Unlike the S&P 500, the fund is focused on a few stocks in one or two indexes and investors are exposed to the risk that a fund comprised of 20-30 stocks may have higher risks than an index of 500 stocks. The S&P Stock Index is an unmanaged stock index with no fees, therefore, there are differences in performance, risk and expenses between the fund and the index.

                               RATE OF RETURN(%)
                     FOR THE PERIOD ENDED OCTOBER 31, 2001

                                                YEAR             ANNUALIZED
                                               ENDED          SINCE INCEPTION
                                              10/31/01            10/03/00
                                              --------        ---------------

T.O. Richardson Focused Trend Fund            (28.22)%            (25.62)%
Standard & Poor's 500 Stock Index             (24.90)%            (23.59)%

T.O. RICHARDSON SECTOR ROTATION FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCK - 22.6%

             AEROSPACE - 0.6%
       900   Lockheed Martin Corporation                           $    43,893
     1,200   Raytheon Company                                           38,700
       900   United Technologies Corporation                            48,501
                                                                   -----------
                                                                       131,094
                                                                   -----------

             BIOMEDICAL - 1.9%
     2,300   Amgen Inc. *<F3>                                          130,686
     2,400   IDEC Pharmaceuticals Corporation *<F3>                    143,952
     5,900   Immunex Corporation *<F3>                                 140,951
                                                                   -----------
                                                                       415,589
                                                                   -----------

             COMPUTERS - 1.2%
     5,400   Dell Computer Corporation *<F3>                           129,492
     1,200   International Business Machines Corporation               129,684
                                                                   -----------
                                                                       259,176
                                                                   -----------

             FINANCE - 3.1%
     3,500   A.G. Edwards, Inc.                                        138,390
     2,600   The Bear Stearns Companies Inc.                           140,400
     1,800   The Goldman Sachs Group, Inc.                             140,688
     3,000   Legg Mason, Inc.                                          126,330
     2,100   Lehman Brothers Holdings Inc.                             131,166
                                                                   -----------
                                                                       676,974
                                                                   -----------

             INDUSTRIAL AUTOMATION - 0.2%
     3,000   Rockwell International Corporation                         41,340
                                                                   -----------

             MEDICAL PRODUCTS - 3.6%
     3,600   Becton, Dickinson and Company                             128,880
     6,000   Boston Scientific Corporation *<F3>                       136,440
     3,300   Guidant Corporation *<F3>                                 136,983
     3,500   MedImmune, Inc. *<F3>                                     137,340
     3,000   Medtronic, Inc.                                           120,900
     1,800   St. Jude Medical, Inc. *<F3>                              127,800
                                                                   -----------
                                                                       788,343
                                                                   -----------

             NETWORKING - 1.9%
     6,100   Brocade Communications Systems, Inc. *<F3>                149,755
     8,000   Cisco Systems, Inc. *<F3>                                 135,360
     5,600   Juniper Networks, Inc. *<F3>                              124,264
                                                                   -----------
                                                                       409,379
                                                                   -----------

             OIL & GAS SERVICES - 3.3%
     5,900   BJ Services Company *<F3>                                 150,981
     4,900   Diamond Offshore Drilling, Inc.                           135,240
     4,900   Nabors Industries, Inc. *<F3>                             150,626
     2,700   Schlumberger Limited                                      130,734
     4,500   Transocean Sedco Forex Inc.                               135,675
                                                                   -----------
                                                                       703,256
                                                                   -----------

             SEMICONDUCTORS - 5.0%
     3,900   Applied Materials, Inc. *<F3>                             133,029
     4,300   Broadcom Corporation - Class A *<F3>                      147,963
     5,400   Intel Corporation                                         131,868
     3,500   Linear Technology Corporation                             135,800
     2,900   Maxim Integrated Products, Inc. *<F3>                     132,675
     4,200   Microchip Technology Incorporated *<F3>                   131,124
     3,100   NVIDIA Corporation *<F3>                                  132,866
     4,500   Texas Instruments Incorporated                            125,955
                                                                   -----------
                                                                     1,071,280
                                                                   -----------

             SOFTWARE - 1.8%
     2,400   Electronic Arts Inc. *<F3>                                123,504
     2,400   Microsoft Corporation *<F3>                               139,560
     9,100   Oracle Corporation *<F3>                                  123,396
                                                                   -----------
                                                                       386,460
                                                                   -----------

             TOTAL COMMON STOCKS
             (Cost $4,981,628)                                       4,882,891
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS - 72.5%

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.8%
             Federal Home Loan Bank:
$2,055,000     2.36%, 11/07/2001                                     2,054,246
 9,479,000     2.24%, 11/21/2001                                     9,467,415
 3,335,000     2.12%, 11/28/2001                                     3,329,772
                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS               14,851,433
                                                                   -----------

             VARIABLE RATE DEMAND NOTES#<F4> - 3.7%
   356,546   Firstar Bank, 2.07%                                       356,546
   451,588   Wisconsin Corporate Central Credit Union, 1.99%           451,588
                                                                   -----------
             TOTAL VARIABLE RATE DEMAND NOTES                          808,134
                                                                   -----------

             TOTAL SHORT-TERM INVESTMENTS
             (Cost $15,659,567)                                     15,659,567
                                                                   -----------

             TOTAL INVESTMENTS - 95.1%
             (Cost $20,641,195)                                     20,542,458

             OTHER ASSETS, LESS LIABILITIES - 4.9%                   1,054,519
                                                                   -----------

             TOTAL NET ASSETS - 100.0%                             $21,596,977
                                                                   -----------
                                                                   -----------

*<F3>   Non-income producing security.
#<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2001.

                     See notes to the financial statements.

T.O. RICHARDSON FOCUSED TREND FUND

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

PRINCIPAL
  AMOUNT                                                              VALUE
---------                                                             -----
             SHORT-TERM INVESTMENTS - 100.2%

             U.S. GOVERNMENT AGENCY OBLIGATIONS - 92.7%
             Federal Home Loan Bank:
$1,602,000     2.36%, 11/07/2001                                   $ 1,601,412
 1,000,000     2.29%, 11/13/2001                                       999,250
 8,913,000     2.24%, 11/21/2001                                     8,902,106
   600,000     2.16%, 11/26/2001                                       599,096
   952,000     2.12%, 11/28/2001                                       950,508
                                                                   -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS               13,052,372
                                                                   -----------

             VARIABLE RATE DEMAND NOTES#<F5> - 7.5%
    83,950   American Family Financial Services Inc., 2.04%             83,950
   491,595   Firstar Bank, 2.07%                                       491,595
   487,757   Wisconsin Corporate Central Credit Union, 1.99%           487,757
                                                                   -----------
             TOTAL VARIABLE RATE DEMAND NOTES                        1,063,302
                                                                   -----------

             TOTAL SHORT-TERM INVESTMENTS
             (Cost $14,115,674)                                     14,115,674
                                                                   -----------

             TOTAL INVESTMENTS - 100.2%
             (Cost $14,115,674)                                     14,115,674

             LIABILITIES, LESS OTHER ASSETS - (0.2%)                   (33,305)
                                                                   -----------

             TOTAL NET ASSETS - 100.0%                             $14,082,369
                                                                   -----------
                                                                   -----------

#<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2001.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

                                               T.O. RICHARDSON  T.O. RICHARDSON
                                               SECTOR ROTATION   FOCUSED TREND
                                                     FUND            FUND
                                               ---------------  ---------------
ASSETS:
  Investments, at value (cost $20,641,195 and
    $14,115,674, respectively)                   $20,542,458      $14,115,674
  Receivable for investments sold                  1,144,924               --
  Dividends and interest receivable                    8,552            2,568
  Other assets                                         8,283           11,090
                                                 -----------      -----------
  Total Assets                                    21,704,217       14,129,332
                                                 -----------      -----------

LIABILITIES:
  Payable to Advisor                                  25,763           12,113
  Capital shares redeemed                             46,850               --
  Accrued expenses and other liabilities              34,627           34,850
                                                 -----------      -----------
  Total Liabilities                                  107,240           46,963
                                                 -----------      -----------

  NET ASSETS                                     $21,596,977      $14,082,369
                                                 -----------      -----------
                                                 -----------      -----------

NET ASSETS CONSIST OF:
  Capital stock                                  $38,072,963      $21,160,929
  Accumulated undistributed net investment income    351,024          221,533
  Accumulated undistributed net realized
    loss on investments sold                     (16,728,273)      (7,300,093)
  Net unrealized depreciation on investments         (98,737)              --
                                                 -----------      -----------

  TOTAL NET ASSETS                               $21,596,977      $14,082,369
                                                 -----------      -----------
                                                 -----------      -----------

SHARES OUTSTANDING                                 2,801,337        1,944,101
  (No par value, unlimited shares authorized)

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                     $      7.71      $      7.24
                                                 -----------      -----------
                                                 -----------      -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001

                                               T.O. RICHARDSON  T.O. RICHARDSON
                                               SECTOR ROTATION   FOCUSED TREND
                                                     FUND            FUND
                                               ---------------  ---------------
INVESTMENT INCOME:
  Interest income                               $    755,526      $   440,174
  Dividend income (net of foreign withholding
    taxes of $433, and $0, respectively)             120,236           98,389
                                                ------------      -----------
  Total investment income                            875,762          538,563
                                                ------------      -----------

EXPENSES:
  Investment advisory fee                            506,929          246,766
  Distribution expense                                    --           49,353
  Federal and state registration                      18,585           31,222
  Administration fee                                  38,250           33,740
  Shareholder servicing and accounting costs          58,793           52,551
  Professional fees                                   27,450           26,607
  Reports to shareholders                              7,550            1,870
  Custody fees                                        17,523           15,525
  Trustees' fees and expenses                          7,153            7,289
  Other                                               22,620           14,257
                                                ------------      -----------

  Total operating expenses before expense reductions
    and expense reimbursements (Note 5)              704,853          479,180
  Expense reductions (Note 6)                       (179,652)        (136,559)
  Expense reimbursement from Advisor                    (933)         (62,913)
                                                ------------      -----------
  Net expenses                                       524,268          279,708
                                                ------------      -----------
NET INVESTMENT INCOME                                351,494          258,855
                                                ------------      -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Realized loss on:
     Investments                                 (15,423,223)      (6,942,571)
     Option contracts expired or closed           (1,305,050)        (357,522)
                                                ------------      -----------
     Net realized loss                           (16,728,273)      (7,300,093)
  Change in unrealized appreciation
    (depreciation) on investments                 (3,649,870)        (211,205)
                                                ------------      -----------
  Net realized and unrealized
    loss on investments                          (20,378,143)      (7,511,298)
                                                ------------      -----------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $(20,026,649)     $(7,252,443)
                                                ------------      -----------
                                                ------------      -----------

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                          T.O. RICHARDSON                          T.O. RICHARDSON
                                                       SECTOR ROTATION FUND                      FOCUSED TREND FUND
                                               ------------------------------------    ----------------------------------------
 FOR THE PERIOD
                                                  YEAR ENDED          YEAR ENDED          YEAR ENDED      OCTOBER 3, 2000(1)<F6>
                                               OCTOBER 31, 2001    OCTOBER 31, 2000    OCTOBER 31, 2001     TO OCTOBER 31, 2000
                                               ----------------    ----------------    ----------------     -------------------
OPERATIONS:
   Net investment income                          $   351,494         $   321,121         $   258,855           $    70,788
   Realized gain (loss) on:
      Investments                                 (15,423,223)         11,262,133          (6,942,571)                   --
      Option contracts expired
        or closed                                  (1,305,050)                 --            (357,522)                   --
   Change in unrealized
     appreciation (depreciation)
     on investments                                (3,649,870)          2,685,319            (211,205)              211,205
                                                  -----------         -----------         -----------           -----------
   Net increase (decrease) in
     net assets resulting from
     operations                                   (20,026,649)         14,268,573          (7,252,443)              281,993
                                                  -----------         -----------         -----------           -----------

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net investment income                             (301,649)            (67,367)           (108,110)                   --
   Net realized gains                             (10,572,611)         (2,814,629)                 --                    --
                                                  -----------         -----------         -----------           -----------
   Total distributions                            (10,874,260)         (2,881,996)           (108,110)                   --
                                                  -----------         -----------         -----------           -----------

CAPITAL SHARE
  TRANSACTIONS:
   Proceeds from shares sold                        4,585,739          21,343,778           8,244,436            22,640,280
   Issued as reinvestment
     of dividends                                  10,773,009           2,863,516             108,110                    --
   Cost of shares redeemed                        (25,681,180)         (6,553,790)         (9,764,166)              (67,731)
                                                  -----------         -----------         -----------           -----------
   Net increase (decrease) in
     net assets resulting from
     capital share transactions                   (10,322,432)         17,653,504          (1,411,620)           22,572,549
                                                  -----------         -----------         -----------           -----------

TOTAL INCREASE
  (DECREASE) IN NET ASSETS                        (41,223,341)         29,040,081          (8,772,173)           22,854,542

NET ASSETS:
   Beginning of period                             62,820,318          33,780,237          22,854,542                    --
                                                  -----------         -----------         -----------           -----------
   End of period (including
     undistributed net investment
     income of $351,024,
     $301,322, $221,533 and
     $70,788, respectively)                       $21,596,977         $62,820,318         $14,082,369           $22,854,542
                                                  -----------         -----------         -----------           -----------
                                                  -----------         -----------         -----------           -----------

(1)<F6>  Commencement of operations.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                                      T.O. RICHARDSON
                                                                                   SECTOR ROTATION FUND
                                                              ---------------------------------------------------------------
                                                                                                          FOR THE PERIOD
                                                                 YEAR ENDED          YEAR ENDED      DECEMBER 31, 1998(1)<F7>
                                                              OCTOBER 31, 2001    OCTOBER 31, 2000      TO OCTOBER 31, 1999
                                                              ----------------    ----------------   ------------------------
PER SHARE DATA:

Net asset value, beginning of period                               $16.06              $12.13                 $10.00
                                                                   ------              ------                 ------

Income from investment operations:
     Net investment income                                           0.13                0.08                   0.02
     Net realized and unrealized
       gain (loss) on investments                                   (5.41)               4.82                   2.11
                                                                   ------              ------                 ------
Total from investment operations                                    (5.28)               4.90                   2.13
                                                                   ------              ------                 ------

Less distributions:
     Dividends from net investment income                           (0.09)              (0.02)                    --
     Distributions from net realized gains                          (2.98)              (0.95)                    --
                                                                   ------              ------                 ------

Total distributions                                                 (3.07)              (0.97)                    --
                                                                   ------              ------                 ------
Net asset value, end of period                                     $ 7.71              $16.06                 $12.13
                                                                   ------              ------                 ------
                                                                   ------              ------                 ------

Total return                                                       (38.33)%             41.72%                 21.30%(2)<F8>

Supplemental data and ratios:
     Net assets, end of period (000's)                            $21,597             $62,820                $33,780
     Ratio of net operating expenses
       to average net assets                                         1.55%(5)(6)         1.86%(4)(6)            1.95%(3)(5)
                                                                        <F11><F12>          <F10><F12>              <F9><F11>
     Ratio of net investment income
       to average net assets                                         1.04%(5)<F11>       0.56%(4)<F10>          0.36%(3)<F9>(5)<F11>
     Portfolio turnover rate                                       742.97%             863.94%                946.15%(2)<F8>

 (1)<F7>   Commencement of operations.
 (2)<F8>   Not annualized.
 (3)<F9>   Annualized.
(4)<F10> Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the period ended October 31, 2000 was 0.05%.
(5)<F11> Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended October 31, 2001 and October 31, 1999 would have been 1.55% and 2.51%, respectively. The ratio of net investment income (loss) to average net assets, excluding reimbursements and waivers for the periods ended October 31, 2001 and October 31, 1999 would have been 1.04% and (0.20)%, respectively.
(6)<F12> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the periods ended October 31, 2001 and October 31, 2000 was 2.08% and 1.95%, respectively.

                     See notes to the financial statements.

T.O. RICHARDSON TRUST

FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period.

                                                                  T.O. RICHARDSON
                                                                 FOCUSED TREND FUND
                                                    --------------------------------------------
                                                                              FOR THE PERIOD
                                                       YEAR ENDED        OCTOBER 3, 2000(1)<F13>
                                                    OCTOBER 31, 2001       TO OCTOBER 31, 2000
                                                    ----------------     -----------------------
PER SHARE DATA:

Net asset value, beginning of period                     $10.13                   $10.00
                                                         ------                   ------

Income from investment operations:
     Net investment income                                 0.12                     0.03
     Net realized and unrealized
       gain (loss) on investments                         (2.97)                    0.10
                                                         ------                   ------
Total from investment operations                          (2.85)                    0.13
                                                         ------                   ------

Less distributions:
     Dividends from net investment income                 (0.04)                      --
                                                         ------                   ------

Total distributions                                       (0.04)                      --
                                                         ------                   ------
Net asset value, end of period                           $ 7.24                   $10.13
                                                         ------                   ------
                                                         ------                   ------

Total return                                             (28.22)%                   1.30%(2)<F14>

Supplemental data and ratios:
     Net assets, end of period (000's)                  $14,082                  $22,855
     Ratio of net operating expenses
       to average net assets                               1.42%(4)<F16>(5)<F17>    1.95%(3)<F15>(5)<F17>
     Ratio of net investment income
       to average net assets                               1.31%(5)<F17>            5.06%(3)<F15>(5)<F17>
     Portfolio turnover rate                             676.30%                    0.00%(2)<F14>

(1)<F13>  Commencement of operations.
(2)<F14>  Not annualized.
(3)<F15>  Annualized.
(4)<F16> The net operating expense ratio includes expense reductions from directed brokerage credits. The ratio excluding expense reductions for the period ended October 31, 2001 was 2.11%.
(5)<F17> Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the periods ended October 31, 2001 and October 31, 2000, would have been 1.74% and 2.84%, respectively. The ratio of net investment income to average net assets, excluding waivers and reimbursements for the periods ended October 31, 2001 and October 31, 2000, would have been 0.99% and 4.17%, respectively.

                     See notes to the financial statements.

T.O. Richardson Trust

NOTES TO THE FINANCIAL STATEMENTS
OCTOBER 31, 2001

1. ORGANIZATION

   The T.O. Richardson Sector Rotation Fund (the "Sector Fund") and the T.O. Richardson Focused Trend Fund (the "Focused Fund"), collectively known as (the "Funds"), are each a series of the T.O. Richardson Trust (the "Trust"), a voluntary business association organized on June 2, 1998 in the Commonwealth of Massachusetts, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end diversified management investment companies. The principal investment objective of the Funds is to seek capital appreciation with some protection against down markets. The Sector Fund and the Focused Fund commenced operations on December 31, 1998 and October 3, 2000, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

   (a)  Investment Valuation

        Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which they are usually traded. Under other circumstances, securities are valued at the average of the most recent bid and asked prices. Fixed income securities are valued by pricing services that use electronic data processing techniques to determine values. Under other circumstances, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Trustees. The Board of Trustees may approve the use of pricing services to assist the Fund in determining the Net Asset Value.

   (b)  Federal Income and Excise Taxes

        The Funds intend to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all Federal income and excise taxes.

   (c)  Distributions to Shareholders

        Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Sector Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

   (d)  Security Transactions and Investment Income

        Investment transactions are recorded on the trade date for financial statement purposes. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discount for debt securities are amortized over the life of the security. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

   (e)  Purchased Option Accounting

        Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

   (f)  Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND

                                                  YEAR ENDED
                                               OCTOBER 31, 2001
                                      --------------------------------
                                           $                   SHARES
                                      -----------            ---------
   Shares sold                         $ 4,585,739             506,248
   Shares issued to
     holders in
     reinvestment
     of dividends                       10,773,009           1,000,279
   Shares redeemed                     (25,681,180)         (2,616,025)
                                      ------------           ---------
   Net decrease                       $(10,322,432)         (1,109,498)
                                      ------------
                                      ------------
   Shares Outstanding:
     Beginning of period                                     3,910,835
                                                             ---------
     End of period                                           2,801,337
                                                             ---------
                                                             ---------

                                                  YEAR ENDED
                                               OCTOBER 31, 2000
                                      --------------------------------
                                           $                   SHARES
                                      -----------            ---------
   Shares sold                         $21,343,778           1,335,096
   Shares issued to
     holders in
     reinvestment
     of dividends                        2,863,516             206,603
   Shares redeemed                      (6,553,790)           (414,746)
                                      ------------           ---------
   Net increase                        $17,653,504           1,126,953
                                      ------------
                                      ------------
   Shares Outstanding:
     Beginning of period                                     2,783,882
                                                             ---------
     End of period                                           3,910,835
                                                             ---------
                                                             ---------

T.O. RICHARDSON FOCUSED TREND FUND

                                                  YEAR ENDED
                                               OCTOBER 31, 2001
                                      --------------------------------
                                           $                   SHARES
                                      -----------            ---------
   Shares sold                         $ 8,244,436             912,021
   Shares issued to
     holders in
     reinvestment
     of dividends                          108,110              12,120
   Shares redeemed                      (9,764,166)         (1,236,945)
                                      ------------           ---------
   Net increase                       $ (1,411,620)           (312,804)
                                      ------------
                                      ------------
   Shares Outstanding:
     Beginning of period                                     2,256,905
                                                             ---------
     End of period                                           1,944,101
                                                             ---------
                                                             ---------

                                            OCTOBER 3, 2000*<F18>
                                           THROUGH OCTOBER 31, 2000
                                      --------------------------------
                                           $                   SHARES
                                      -----------            ---------
   Shares sold                         $22,640,280           2,263,671
   Shares issued to
     holders in
     reinvestment
     of dividends                               --                  --
   Shares redeemed                         (67,731)             (6,766)
                                      ------------           ---------
   Net increase                        $22,572,549           2,256,905
                                      ------------
                                      ------------
   Shares Outstanding:
     Beginning of period                                            --
                                                             ---------
     End of period                                           2,256,905
                                                             ---------
                                                             ---------

*<F18> Commencement of operations.

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of securities, excluding short-term investments by the Funds for the periods ending October 31, 2001, were as follows:

                                T.O. RICHARDSON     T.O. RICHARDSON
                                SECTOR ROTATION      FOCUSED TREND
                                      FUND                FUND
                                ---------------     ---------------
   Purchases                      $131,067,194        $62,429,649
   Sales                          $137,308,118        $68,966,671

   There were no purchases or sales of long-term U.S. government securities by the Funds.

   At October 31, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

T.O. RICHARDSON SECTOR ROTATION FUND
   Appreciation                                              $  61,242
   Depreciation                                               (159,979)
                                                             ---------
   Net depreciation on investments                           $ (98,737)
                                                             ---------
                                                             ---------

T.O. RICHARDSON FOCUSED TREND FUND
   Appreciation                                              $       0
   Depreciation                                                      0
                                                             ---------
   Net appreciation on investments                           $       0
                                                             ---------
                                                             ---------

   At October 31, 2001, the cost of investments for federal income tax purposes for the Sector Fund and the Focused Fund were $20,641,195 and $14,115,674, respectively.

   At October 31, 2001, the Sector Fund and the Focused Fund had accumulated net realized capital loss carryovers of $16,728,273 and $7,300,093, respectively, expiring in 2009.

5. INVESTMENT ADVISORY AGREEMENT

   The Trust has an Investment Advisory Agreement (the "Agreement") with the Advisor, with whom certain Officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.50% and 1.25% of the Sector Fund's and Focused Fund's average daily net assets, respectively.

   The Advisor agreed to waive its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, taxes and extraordinary expenses) to the extent necessary to ensure that the Funds' total operating expenses did not exceed 1.95% of their average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Funds to exceed such cap on expenses. For the fiscal period ending October 31, 2001, the Advisor waived investment advisory fees totaling $933 and $62,913 for the Sector Fund and Focused Fund, respectively.

   Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

      YEAR OF        SECTOR ROTATION       FOCUSED TREND
     EXPIRATION            FUND                 FUND
     ----------      ---------------       -------------
     10/31/2002          $29,560                 --
     10/31/2004          $45,846              $75,397

6. EXPENSE REDUCTIONS

   The Advisor had directed certain of the Funds' portfolio trades to brokers at best price and execution and has generated directed brokerage credits to reduce certain service provider fees and to reimburse the Advisor for previously waived Advisory fees. Shareholders benefit under this arrangement as the net expenses of the Funds do not include such service provider fees. For the period ended October 31, 2001, the total operating expenses of the Sector Rotation Fund and the Focused Trend Fund were reduced $179,652 and $136,559, respectively, by utilizing directed brokerage credits. Brokerage credits in the amount of $44,913 and $31,312 for the Sector Rotation Fund and the Focused Trend Fund, respectively, were used to reimburse the Advisor for previously waived Advisor fees. Directed brokerage credits resulted in an expense ratio being charged to shareholders of 1.55% and 1.42% for the Sector Rotation Fund and the Focused Trend Fund shareholders, respectively. In accordance with Securities and Exchange Commission requirements, such amounts are required to be shown as an expense and has been included in each of the service provider fees in the Statements of Operations.

T.O. RICHARDSON TRUST

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees of T.O. Richardson Trust and the Shareholders of T.O. Richardson Sector Rotation Fund and T.O. Richardson Focused Trend Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of T.O. Richardson Trust (a Massachusetts voluntary business association comprised of the T.O. Richardson Sector Rotation Fund and T.O. Richardson Focused Trend Fund), as of October 31, 2001, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the T.O. Richardson Sector Rotation Fund and T.O. Richardson Focused Trend Fund of the T.O. Richardson Trust as of October 31, 2001, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                    ARTHUR ANDERSEN LLP

Milwaukee, Wisconsin
November 28, 2001

T.O. Richardson Company, Inc.
Two Bridgewater Road
Farmington, Connecticut 06032-2256
800.235.1022

For more information about the
T.O. Richardson Trust Mutual Funds
call 800.643.7477
www.torich.com

Shares distributed through
T.O. Richardson Securities, Inc.,
affiliate of the advisor,
T.O. Richardson Company, Inc.